UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2012

Date of reporting period:  May 31, 2011

Item 1. Schedule of Investments.

Snow Capital Opportunity Fund
Schedule of Investments
May 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 80.42%
Biotechnology - 2.48%
Amgen, Inc. (a)	118,000	$7,143,720
Capital Markets - 2.94%
Bank of New York Mellon Corp.	301,200	8,466,732
Commercial Banks - 7.49%
Synovus Financial Corp.	2,082,300	4,955,874
Umpqua Holdings Corp.	210,000	2,515,800
Wells Fargo & Co.	496,000	14,071,520
		21,543,194
Diversified Financial Services - 9.25%
Bank of America Corp.	1,097,815	12,899,326
JP Morgan Chase & Co. (c)	317,490	13,728,268
		26,627,594
Energy Equipment & Services - 3.55%
Noble Corp. (b)	120,501	5,045,377
Patterson-UTI Energy, Inc.	165,460	5,183,862
		10,229,239
Food & Staples Retailing - 2.87%
Safeway, Inc.	334,000	8,249,800
Health Care Equipment & Supplies - 2.26%
Medtronic, Inc.	160,000	6,512,000
Health Care Providers & Services - 2.49%
Community Health Systems, Inc. (a)	87,165	2,496,406
LifePoint Hospitals, Inc. (a)	111,000	4,662,000
		7,158,406
Industrial Conglomerates - 2.75%
General Electric Co. (c)	402,880	7,912,563
Insurance - 15.32%
Allstate Corp.	272,054	8,537,055
Genworth Financial, Inc. (a)	660,500	7,338,155
Hartford Financial Services Group, Inc.	381,800	10,174,970
MetLife, Inc.	216,000	9,525,600
XL Group PLC (b)(c)	359,900	8,515,234
		44,091,014
Machinery - 1.55%
Barnes Group, Inc.	140,000	3,375,400
Ingersoll-Rand PLC (b)	10,000	499,000
Terex Corp. (a)	20,000	593,000
		4,467,400
Metals & Mining - 2.68%
Alcoa, Inc.	458,720	7,711,083
Multiline Retail - 2.94%
Macy's, Inc.	292,600	8,450,288
Oil, Gas & Consumable Fuels - 5.12%
ConocoPhillips	85,080	6,229,557
Marathon Oil Corp.	155,500	8,423,435
Valero Energy Corp.	2,500	68,750
		14,721,742
Pharmaceuticals - 4.27%
Pfizer, Inc. (c)	572,810	12,286,774
Semiconductors & Semiconductor Equipment - 5.42%
Applied Materials, Inc.	346,000	4,767,880
Teradyne, Inc. (a)	83,400	1,335,234
Tessera Technologies, Inc. (a)	202,000	3,494,600
Texas Instruments, Inc.	170,000	6,001,000
		15,598,714
Software - 2.08%
Microsoft Corp.	240,000	6,002,400
Specialty Retail - 4.96%
Citi Trends, Inc. (a)	30,000	501,000
Lowe's Companies, Inc.	160,400	3,872,056
Men's Wearhouse, Inc.	123,900	4,265,877
Office Depot, Inc. (a)	595,000	2,504,950
The Gap, Inc.	161,290	3,129,026
		14,272,909
TOTAL COMMON STOCKS (Cost $200,661,171)		231,445,572

EXCHANGE-TRADED FUNDS - 1.55%
ProShares UltraShort 20+ Year Treasury Fund (a)	134,700	4,467,999
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,435,161)		4,467,999

REAL ESTATE INVESTMENT TRUSTS - 1.26%
Annaly Capital Management, Inc.	200,000	3,626,000
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,475,520)		3,626,000

	Contracts	Value
PURCHASED OPTIONS - 1.08%
Call Options - 1.05%
Abbott Laboratories
Expiration: January, 2012, Exercise Price: $45.00	1,026	779,760
Expiration: January, 2012, Exercise Price: $47.50	1,001	545,545
Allstate Corp.
Expiration: January, 2012, Exercise Price: $30.00	200	56,800
Expiration: January, 2012, Exercise Price: $35.00	200	14,400
Brocade Communications Systems, Inc.
Expiration: January, 2012, Exercise Price: $5.00	1,250	237,500
Expiration: January, 2012, Exercise Price: $7.50	1,225	64,925
Cisco Systems, Inc.
Expiration: January, 2012, Exercise Price: $22.50	600	8,400
General Electric Co.
Expiration: January, 2012, Exercise Price: $17.50	1,200	312,000
Ingersoll-Rand PLC
Expiration: January, 2012, Exercise Price: $45.00	209	150,480
Office Depot, Inc.
Expiration: January, 2012, Exercise Price: $7.50	33	330
Pfizer, Inc.
Expiration: January, 2012, Exercise Price: $15.00	982	638,300
Expiration: January, 2012, Exercise Price: $17.50	502	204,314
Synovus Financial Corp.
Expiration: January, 2012, Exercise Price: $3.00	500	7,500
Total Call Options		3,020,254

Put Options - 0.03%
SPDR S&P 500 ETF Trust
Expiration: January, 2012, Exercise Price: $125.00	200	96,200
Total Put Options		96,200
TOTAL PURCHASED OPTIONS (Cost $1,912,065)		3,116,454

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 16.62%
MONEY MARKET FUND - 16.62%
Fidelity Institutional Government Portfolio	$47,820,575	47,820,575
TOTAL SHORT-TERM INVESTMENTS (Cost $47,820,575)		47,820,575

Total Investments (Cost $260,304,492) - 100.93%		290,476,600
Liabilities in Excess of Other Assets - (0.93)%		(2,666,138)
TOTAL NET ASSETS - 100.00%		$287,810,462

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign issued security.
(c) A portion of this security is pledged as collateral for options written.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Opportunity Fund
Schedule of Options Written
May 31, 2011 (Unaudited)

	Contracts	Value
CALL OPTIONS
Alcoa, Inc.
Expiration: July, 2011, Exercise Price: $17.00	200	12,400
Expiration: July, 2011, Exercise Price: $18.00	1,300	39,000
Expiration: July, 2011, Exercise Price: $19.00	400	4,400
Expiration: October, 2011, Exercise Price: $19.00	200	10,000
Allstate Corp.
Expiration: July, 2011, Exercise Price: $35.00	200	1,200
Applied Materials, Inc.
Expiration: July, 2011, Exercise Price: $17.00	200	400
Bank of New York Mellon Corp.
Expiration: September, 2011, Exercise Price: $32.00	200	3,300
Community Health Systems, Inc.
Expiration: June, 2011, Exercise Price: $37.00	200	500
Expiration: June, 2011, Exercise Price: $45.00	300	3,000
ConocoPhillips
Expiration: August, 2011, Exercise Price: $85.00	400	8,800
General Electric Co.
Expiration: June, 2011, Exercise Price: $21.00	600	1,800
Expiration: July, 2011, Exercise Price: $21.00	200	1,600
Expiration: July, 2011, Exercise Price: $22.00	200	600
Expiration: August, 2011, Exercise Price: $20.00	100	5,400
Expiration: September, 2011, Exercise Price: $22.50	82	820
Ingersoll-Rand PLC
Expiration: June, 2011, Exercise Price: $49.00	100	15,000
iShares Russell 2000 Index Fund
Expiration: June, 2011, Exercise Price: $85.00	350	49,000
Lowe's Companies, Inc.
Expiration: July, 2011, Exercise Price: $28.00	200	600
Marathon Oil Corp.
Expiration: July, 2011, Exercise Price: $45.00	200	187,500
Expiration: July, 2011, Exercise Price: $55.00	200	33,800
Expiration: July, 2011, Exercise Price: $57.50	200	16,200
Expiration: July, 2011, Exercise Price: $60.00	200	8,000
Men's Wearhouse, Inc.
Expiration: November, 2011, Exercise Price: $35.00	127	45,403
MetLife, Inc.
Expiration: December, 2011, Exercise Price: $48.00	110	16,720
Noble Corp.
Expiration: June, 2011, Exercise Price: $46.00	200	1,800
Expiration: June, 2011, Exercise Price: $48.00	200	500
Patterson-UTI Energy, Inc.
Expiration: August, 2011, Exercise Price: $30.00	200	60,000
Expiration: August, 2011, Exercise Price: $32.00	200	36,000
Expiration: August, 2011, Exercise Price: $34.00	200	21,000
Pfizer, Inc.
Expiration: July, 2011, Exercise Price: $21.00	200	16,400
Teradyne, Inc.
Expiration: July, 2011, Exercise Price: $18.00	200	3,000
Expiration: July, 2011, Exercise Price: $20.00	200	1,000
Texas Instruments, Inc.
Expiration: July, 2011, Exercise Price: $37.00	200	6,200
Expiration: July, 2011, Exercise Price: $38.00	200	2,800
The Gap, Inc.
Expiration: June, 2011, Exercise Price: $23.00	57	114
Wells Fargo & Co.
Expiration: October, 2011, Exercise Price: $31.00	500	37,000
XL Group PLC
Expiration: July, 2011, Exercise Price: $26.00	200	2,600
Expiration: October, 2011, Exercise Price: $26.00	1	67
Expiration: October, 2011, Exercise Price: $28.00	200	5,700
		659,624
PUT OPTIONS
Alcoa, Inc.
Expiration: July, 2011, Exercise Price: $14.00	200	1,600
Expiration: July, 2011, Exercise Price: $15.00	300	5,700
Expiration: July, 2011, Exercise Price: $16.00	2,500	100,000
Expiration: October, 2011, Exercise Price: $16.00	200	19,400
Applied Materials, Inc.
Expiration: October, 2011, Exercise Price: $14.00	200	24,000
Bank of America Corp.
Expiration: June, 2011, Exercise Price: $13.00	600	83,400
Expiration: July, 2011, Exercise Price: $12.00	200	11,200
Expiration: July, 2011, Exercise Price: $13.00	200	28,200
Bank of New York Mellon Corp.
Expiration: June, 2011, Exercise Price: $30.00	188	43,428
Expiration: September, 2011, Exercise Price: $28.00	200	28,800
Barnes Group, Inc.
Expiration: September, 2011, Exercise Price: $22.50	200	19,500
Chesapeake Energy Corp.
Expiration: July, 2011, Exercise Price: $28.00	200	7,400
Expiration: October, 2011, Exercise Price: $27.00	200	21,500
Expiration: October, 2011, Exercise Price: $29.00	300	51,600
Community Health Systems, Inc.
Expiration: June, 2011, Exercise Price: $29.00	200	26,500
Expiration: June, 2011, Exercise Price: $30.00	200	38,500
Expiration: June, 2011, Exercise Price: $33.00	570	256,500
Expiration: June, 2011, Exercise Price: $35.00	57	36,765
Computer Sciences Corp.
Expiration: September, 2011, Exercise Price: $37.50	201	36,682
Dean Foods Co.
Expiration: June, 2011, Exercise Price: $9.00	1,764	4,410
Expiration: June, 2011, Exercise Price: $10.00	1,105	2,763
Genworth Financial, Inc.
Expiration: June, 2011, Exercise Price: $12.00	1,443	132,034
Expiration: June, 2011, Exercise Price: $13.00	300	57,300
Expiration: September, 2011, Exercise Price: $11.00	637	46,183
Hartford Financial Services Group, Inc.
Expiration: June, 2011, Exercise Price: $23.00	400	2,000
Expiration: June, 2011, Exercise Price: $25.00	200	3,400
Expiration: June, 2011, Exercise Price: $26.00	200	7,200
Expiration: June, 2011, Exercise Price: $29.00	200	48,400
Expiration: September, 2011, Exercise Price: $25.00	489	60,147
JP Morgan Chase & Co.
Expiration: June, 2011, Exercise Price: $45.00	200	42,800
Macy's, Inc.
Expiration: August, 2011, Exercise Price: $21.00	300	3,750
Expiration: August, 2011, Exercise Price: $22.00	800	14,400
Expiration: August, 2011, Exercise Price: $23.00	200	5,200
Expiration: August, 2011, Exercise Price: $24.00	200	7,300
Marathon Oil Corp.
Expiration: July, 2011, Exercise Price: $47.00	200	7,200
Expiration: July, 2011, Exercise Price: $48.00	200	9,400
Expiration: July, 2011, Exercise Price: $49.00	200	12,600
Expiration: July, 2011, Exercise Price: $50.00	300	23,100
MetLife, Inc.
Expiration: June, 2011, Exercise Price: $46.00	200	41,800
Nokia OYJ
Expiration: October, 2011, Exercise Price: $8.00	400	49,600
Patterson-UTI Energy, Inc.
Expiration: August, 2011, Exercise Price: $20.00	200	2,000
PNC Financial Services Group, Inc.
Expiration: August, 2011, Exercise Price: $57.50	95	10,640
Prudential Financial, Inc.
Expiration: September, 2011, Exercise Price: $57.50	100	15,300
RehabCare Group, Inc.
Expiration: June, 2011, Exercise Price: $22.50	60	150
Safeway, Inc.
Expiration: June, 2011, Exercise Price: $20.00	341	852
Expiration: June, 2011, Exercise Price: $21.00	200	500
Expiration: June, 2011, Exercise Price: $22.00	439	2,195
Expiration: September, 2011, Exercise Price: $23.00	200	14,000
Synovus Financial Corp.
Expiration: August, 2011, Exercise Price: $2.50	1,030	30,900
Teradyne, Inc.
Expiration: July, 2011, Exercise Price: $15.00	400	18,000
Terex Corp.
Expiration: October, 2011, Exercise Price: $26.00	200	31,000
Tessera Technologies, Inc.
Expiration: June, 2011, Exercise Price: $17.00	272	14,960
Expiration: September, 2011, Exercise Price: $16.00	200	20,500
Valero Energy Corp.
Expiration: June, 2011, Exercise Price: $26.00	300	8,700
Expiration: September, 2011, Exercise Price: $23.00	200	12,600
Expiration: September, 2011, Exercise Price: $24.00	400	33,600
Expiration: December, 2011, Exercise Price: $22.00	200	20,400
XL Group PLC
Expiration: July, 2011, Exercise Price: $21.00	200	2,900
Expiration: July, 2011, Exercise Price: $23.00	200	11,300
		1,672,159
Total Options Written (Premiums received $3,398,362)		$2,331,783

The cost basis of investments for federal income tax purposes at May 31, 2011 was as follows*:

Cost of investments	$260,304,492
Gross unrealized appreciation - Equities	45,174,222
Gross unrealized appreciation - Options	3,156,786
Gross unrealized depreciation - Equities	(16,206,502)
Gross unrealized depreciation - Options	(885,819)
Net unrealized appreciation	$31,238,687

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at May 31, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks1	$231,445,572	$-	$-	$231,445,572
Exchange Traded Funds	4,467,999	-	-	4,467,999
Real Estate Investment Trusts	3,626,000	-	-	3,626,000
Total Equity	239,539,571	-	-	239,539,571

Derivative
Purchased Options	3,116,454	-	-	3,116,454
Total Derivative	3,116,454	-	-	3,116,454

Short-Term Investments	47,820,575	-	-	47,820,575

Total Investments in Securities	$290,476,600	$-	$-	$290,476,600

Other Financial Instruments*	$1,066,579	$-	$-	$1,066,579
* Other financial instruments are derivative instruments not reflected in the Schedule of Invesments, such as written options which are reflected at the net unrealized appreciation (depreciation) on the instruments.

There were no transfers into and out of Level 1 and 2 during the period ended May 31, 2011.
1 For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2011 was as follows:

Derivatives not accounted for
as hedging instruments
Fair Value
Purchased Options	$3,116,454
Written Options	2,331,783
Total	$5,448,237

The Effect of Derivative Instruments on income for the period March 1, 2011 through May 31 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period March 1, 2011
as hedging instruments	through
May 31, 2011
Purchased Options	$(429,173)
Written Options	1,181,068
Total	$751,895

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period March 1, 2011
as hedging instruments	through
May 31, 2011
Purchased Options	$551,147
Written Options	1,921,704
Total	$2,472,851

Snow Capital All Cap Value Fund
Schedule of Investments
May 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.81%
Aerospace & Defense - 2.78%
Boeing Co.	820	$63,985
Biotechnology - 3.00%
Amgen, Inc. (a)	1,140	69,016
Capital Markets - 2.83%
Bank Of New York Mellon Corp.	2,320	65,215
Commercial Banks - 9.16%
BancorpSouth, Inc.	2,905	37,300
PNC Financial Services Group, Inc.	1,040	64,917
TCF Financial Corp.	2,835	42,667
Wells Fargo & Co.	2,330	66,102
		210,986
Commercial Services & Supplies - 2.87%
Avery Dennison Corp.	1,560	66,050
Diversified Financial Services - 4.06%
Bank Of America Corporation	1,895	22,266
JP Morgan Chase & Co.	1,645	71,130
		93,396
Energy Equipment & Services - 3.23%
Patterson-UTI Energy, Inc.	2,375	74,409
Food & Staples Retailing - 1.93%
Safeway, Inc.	1,800	44,460
Food Products - 2.84%
Archer-Daniels-Midland Co.	2,020	65,468
Health Care Equipment & Supplies - 2.75%
Medtronic, Inc.	1,555	63,288
Health Care Providers & Services - 9.46%
Community Health Systems, Inc. (a)	775	22,196
Health Net, Inc. (a)	2,040	65,464
LifePoint Hospitals, Inc. (a)	1,560	65,520
UnitedHealth Group, Inc.	1,320	64,614
		217,794
Industrial Conglomerates - 2.77%
General Electric Co.	3,245	63,732
Insurance - 11.20%
Allstate Corp.	2,015	63,231
Hartford Financial Services Group, Inc.	2,420	64,493
MetLife, Inc.	1,475	65,047
Prudential Financial, Inc.	1,020	65,056
		257,827
IT Services - 1.30%
Computer Sciences Corp.	750	29,917
Machinery - 4.58%
Barnes Group, Inc.	1,740	41,951
Terex Corp. (a)	2,140	63,451
		105,402
Metals & Mining - 2.83%
Alcoa, Inc.	3,875	65,139
Multiline Retail - 3.20%
Macy's, Inc.	2,555	73,788
Oil, Gas & Consumable Fuels - 11.83%
Chesapeake Energy Corp.	2,140	67,068
ConocoPhillips	910	66,630
Marathon Oil Corp.	1,305	70,692
Valero Energy Corp.	2,475	68,062
		272,452
Paper & Forest Products - 1.88%
International Paper Co.	1,385	43,240
Pharmaceuticals - 5.04%
Pfizer, Inc.	3,190	68,425
Teva Pharmaceutical Industries Ltd. - ADR	935	47,592
		116,017
Semiconductors & Semiconductor Equipment - 2.86%
Texas Instruments, Inc.	1,865	65,835
Specialty Retail - 3.39%
The Gap, Inc.	2,880	55,872
Talbots, Inc. (a)	4,650	22,180
		78,052
Textiles, Apparel & Luxury Goods - 2.02%
True Religion Apparel, Inc. (a)	1,585	46,583
TOTAL COMMON STOCKS (Cost $2,067,357)		2,252,051

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 2.27%
Money Market Funds - 2.27%
Fidelity Institutional Government Portfolio	$52,192	52,192
TOTAL SHORT-TERM INVESTMENTS (Cost $52,192)		52,192
Total Investments (Cost $2,119,549) - 100.08%		2,304,243
Liabilities in Excess of Other Assets - (0.08)%		(1,780)
TOTAL NET ASSETS - 100.00%		$2,302,463

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at May 31, 2011 was as follows*:

Cost of investments	$ 2,119,549
Gross unrealized appreciation	229,665
Gross unrealized depreciation	(44,971)
Net unrealized appreciation	$ 184,694

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at May 31, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$2,252,051	$-	$-	$2,252,051
Total Equity	2,252,051	-	-	2,252,051

Short-Term Investments	52,192	-	-	52,192

Total Investments in Securities	$2,304,243	$-	$-	$2,304,243

There were no transfers into and out of Level 1 and 2 during the period ended May 31, 2011.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2011.

Snow Capital Small Cap Value Fund
Schedule of Investments
May 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.51%
Aerospace & Defense - 2.64%
Ducommun, Inc.	17,685	$347,157
Biotechnology - 2.52%
Momenta Pharmaceuticals, Inc. (a)	16,545	331,065
Capital Markets - 3.73%
Cowen Group, Inc. (a)	67,305	277,297
SWS Group, Inc.	32,770	213,005
		490,302
Chemicals - 2.08%
OM Group, Inc. (a)	7,345	273,822
Commercial Banks - 14.86%
1st United Bancorp, Inc. (a)	36,035	224,498
BancorpSouth, Inc.	28,505	366,004
First Commonwealth Financial Corp.	40,305	235,784
TCF Financial Corp.	27,260	410,263
Umpqua Holdings Corp.	31,150	373,177
United Bankshares, Inc.	14,130	342,653
		1,952,379
Computers & Peripherals - 0.77%
Silicon Graphics International Corp. (a)	5,595	101,270
Distributors - 0.90%
Audiovox Corp. (a)	15,500	117,955
Diversified Telecommunication Services - 2.29%
Iridium Communications, Inc. (a)	33,800	301,496
Electrical Equipment - 2.45%
Powell Industries, Inc. (a)	9,375	322,031
Electronic Equipment, Instruments & Components - 3.79%
Echelon Corp. (a)	13,055	124,806
Electro Scientific Industries, Inc. (a)	17,635	317,430
ID Systems, Inc. (a)	12,500	56,000
		498,236
Energy Equipment & Services - 2.93%
ION Geophysical Corp. (a)	8,045	81,174
Patterson-UTI Energy, Inc.	9,685	303,431
		384,605
Food Products - 2.20%
Dean Foods Co. (a)	20,790	288,565
Health Care Equipment & Supplies - 2.36%
SurModics, Inc. (a)	21,330	310,565
Health Care Providers & Services - 11.33%
Continucare Corp. (a)	64,150	302,146
Health Management Associates, Inc. (a)	26,490	301,986
Health Net, Inc. (a)	14,420	462,738
LifePoint Hospitals, Inc. (a)	10,035	421,470
		1,488,340
Hotels, Restaurants & Leisure - 2.45%
Brinker International, Inc.	12,495	322,121
Household Durables - 2.46%
CSS Industries, Inc.	17,500	322,525
Insurance - 6.17%
Aspen Insurance Holdings Ltd. (b)	6,470	173,784
Endurance Specialty Holdings Ltd. (b)	3,895	158,176
Kansas City Life Insurance Co.	8,030	241,623
National Western Life Insurance Co.	1,555	237,137
		810,720
IT Services - 2.30%
CSG Systems International, Inc. (a)	11,810	225,453
Hackett Group, Inc. (a)	15,500	77,035
		302,488
Machinery - 8.22%
Barnes Group, Inc.	16,200	390,582
LB Foster Co.	2,800	101,528
Manitowoc Company, Inc.	8,775	158,125
Terex Corp. (a)	14,510	430,222
		1,080,457
Metals & Mining - 2.62%
RTI International Metals, Inc. (a)	9,025	344,123
Office Electronics - 1.82%
Zebra Technologies Corp. (a)	5,375	238,919
Semiconductors & Semiconductor Equipment - 2.21%
Tessera Technologies, Inc. (a)	16,800	290,640
Specialty Retail - 9.18%
Bebe Stores, Inc.	37,410	248,028
Chico's FAS, Inc.	11,210	169,047
Citi Trends, Inc. (a)	3,900	65,130
Men's Wearhouse, Inc.	4,635	159,583
Talbots, Inc. (a)	65,940	314,534
Wet Seal, Inc. (a)	58,205	250,281
		1,206,603
Textiles, Apparel & Luxury Goods - 2.23%
True Religion Apparel, Inc. (a)	9,950	292,430
TOTAL COMMON STOCKS (Cost $11,895,297)		12,418,814

REAL ESTATE INVESTMENT TRUSTS - 4.14%
Duke Realty Corp.	20,825	313,208
Highwoods Properties, Inc.	6,395	230,732
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $508,633)		543,940

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.71%
Money Market Funds - 0.71%
Fidelity Institutional Government Portfolio	$93,800	93,800
TOTAL SHORT-TERM INVESTMENTS (Cost $93,800)		93,800
Total Investments (Cost $12,497,730) - 99.36%		13,056,554
Other Assets in Excess of Liabilities - 0.64%		84,403
TOTAL NET ASSETS - 100.00%		$13,140,957

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at May 31, 2011 was as follows*:

Cost of investments	$ 12,497,730
Gross unrealized appreciation	1,005,477
Gross unrealized depreciation	(446,653)
Net unrealized appreciation	$ 558,824

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at May 31, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$12,418,814	$-	$-	$12,418,814
Real Estate Investment Trusts	543,940			543,940
Total Equity	12,962,754	-	-	12,962,754

Short-Term Investments	93,800	-	-	93,800

Total Investments in Securities	$13,056,554	$-	$-	$13,056,554

There were no transfers into and out of Level 1 and 2 during the period ended May 31, 2011.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By       /s/ Joseph Neuberger
  Joseph Neuberger, President

Date   7/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Joseph Neuberger
  Joseph Neuberger, President

Date    7/26/11

By       /s/ John Buckel
 John Buckel, Treasurer

Date    7/26/11